DYKEMA GOSSETT PLLC
                  400 Renaissance Center
                    Detroit, MI 48243


                      January 7, 2008


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Washington, D.C. 20549-4720

Re: Advance Capital I, Inc., Funds - Rule 497 filing and certification (File No. 33-13754; File No. 811-05127)


Ladies and Gentlemen:

     On behalf of Advance Capital I, Inc. (the "Registrant"), pursuant to Rule 497(j), this letter will certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from that contained in Post-Effective Amendment No. 35, which was electronically filed and became effective on January 2, 2008. Please contact the undersigned should you have any questions.



Sincerely,

DYKEMA GOSSETT PLLC

/S/ PAUL R. RENTENBACH
Paul R. Rentenbach
Counsel to the Registrant